The company - Agreements related to avdoralimab with Novo Nordisk and with AstraZeneca (Details) € in Millions		1 Months Ended	12 Months Ended
	Jan. 01, 2018 trial_cohort partners	Jul. 31, 2017 EUR (€)	Dec. 31, 2020 EUR (€)
2017 Avdoralimab In-Licensing Agreement With Novo Nordisk A/S
Disclosure of disaggregation of revenue from contracts with customers [line items]
Upfront payment		€ 40.0
Upfront payment, shares issued		37.2
Upfront payment, cash		2.8
Payments for milestone			€ 1.0
Maximum payments to counter party upon achievement of certain milestones		€ 369.0
2018 Avdoralimab AstraZeneca Agreement
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sponsor of trial | partners	2
Number of cohorts of the trial that did not meet primary endpoints | trial_cohort	2